Related parties (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2019	May 22, 2019	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Nov. 27, 2018
Non-controlling ownership interest [Abstract]
Ownership interest	44.20%
Details of Balances [Abstract]
Total non-current payables with related parties				$ 25,970		$ 25,970		$ 33,675
Transactions With Related Party [Abstract]
Financial income						517	$ 36,871
Financial expenses						(210,532)	$ (206,106)
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Total current receivables with related parties				18,000		$ 18,000
Algonquin [Member]
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired									16.47%
Ownership interest		42.27%	25.00%			44.20%
Details of Balances [Abstract]
Total current payables with related parties				17,900		$ 17,900
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties				21,869		21,869		5,328
Total current payables with related parties				36,459		36,459		19,352
Total non-current payables with related parties				25,970		$ 25,970		$ 33,675
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services received				0	$ (56,619)
Financial income				12	1,819
Financial expenses				$ (104)	$ (690)
Abengoa [Member]
Non-controlling ownership interest [Abstract]
Ownership interest								41.47%